Shareholder Report, Line Graph (Details) 190493_GuidePath Multi-Asset Income Allocation Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Multi-Asset Income Allocation Fund RS Shares
Accumulated Value	$ 10,000	$ 10,048
Morningstar Multi-Asset High Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multi-Asset High Income Index
Accumulated Value	10,000	$ 10,015
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Accumulated Value	10,000	$ 9,989
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Accumulated Value	$ 10,000	$ 9,811